Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2019
Intangible Assets And Goodwill [Abstract]
Goodwill and Intangible Assets

2.8 Goodwill and intangible assets

2.8.1 Goodwill

Accounting policy

Goodwill represents the purchase consideration in excess of the Group's interest in the net fair value of identifiable assets, liabilities and contingent liabilities of the acquiree. When the net fair value of the identifiable assets, liabilities and contingent liabilities acquired exceeds the purchase consideration, a gain is recognized immediately in the net profit in the statement of comprehensive income. Goodwill is measured at cost less accumulated impairment losses.

Impairment

Goodwill is tested for impairment on an annual basis and whenever there is an indication that goodwill may be impaired, relying on a number of factors including operating results, business plans and future cash flows. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to the Group's cash generating units (CGU) or groups of CGU’s expected to benefit from the synergies arising from the business combination. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets. Impairment occurs when the carrying amount of a CGU including the goodwill, exceeds the estimated recoverable amount of the CGU. The recoverable amount of a CGU is the higher of its fair value less cost to sell and its value-in-use. Value-in-use is the present value of future cash flows expected to be derived from the CGU.

Total impairment loss of a CGU is allocated first to reduce the carrying amount of goodwill allocated to the CGU and then to the other assets of the CGU pro-rata on the basis of the carrying amount of each asset in the CGU. An impairment loss on goodwill is recognized in the net profit in the statement of comprehensive income and is not reversed in the subsequent period.

Following is a summary of changes in the carrying amount of goodwill:

	(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Carrying value at the beginning	339	563
Goodwill on Brilliant Basics acquisition (Refer to note 2.9)	—	5
Goodwill on Wongdoody acquisition (Refer to note 2.9)	25	—
Goodwill on Fluido acquisition (Refer to note 2.9)	32	—
Goodwill reclassified (to)/from assets held for sale, net of reduction (Refer note no 2.9)	138	(247)
Translation differences	(22)	18
Carrying value at the end	512	339

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to the cash generating units (CGU) or groups of CGUs, which are benefited from the synergies of the acquisition. The Chief Operating Decision Maker reviews the goodwill for any impairment at the operating segment level, which is represented through groups of CGUs.

During the three months ended June 30, 2018, the Group internally reorganized some of its business segments to deepen customer relationships, improve focus of sales investments and increase management oversight. Consequent to the internal reorganization, there were changes in the reportable business segments based on “Management approach” as defined under IFRS 8, Operating Segments (Refer Note 2.20). Accordingly, the goodwill has been allocated to the new operating segments as at March 31, 2019.

The following table presents the allocation of goodwill to operating segments as at March 31, 2019

(Dollars in millions)
As of March 31,
Segments	2019
Financial services	108
Retail	63
Communication	56
Energy, utilities, Resources and Services	54
Manufacturing	34
315
Operating segments without significant goodwill	61
Total	376

Consequent to reclassification from held for sale (refer note no. 2.9) the goodwill pertaining to Kallidus and Skava (together called as Skava) and Panaya acquisitions are tested for impairment at the respective entity Level which amounts to $136 million as of March 31, 2019.

The following table presents the allocation of goodwill to operating segments (prior to reorganization) as at March 31, 2018:

(Dollars in millions)
As of March 31,
Segments	2018
Financial services	73
Manufacturing	39
Retail, Consumer packaged goods and Logistics	48
Life Sciences, Healthcare and Insurance	68
Energy & utilities, Communication and Services	72
300
Operating segments without significant goodwill	39
Total	339

The recoverable amount of a CGU is the higher of its fair value less cost to sell and its value-in-use. The fair value of a CGU is determined based on the market capitalization. The value-in-use calculations use cash flow projections over a period of five years. An average of the range of each assumption used is mentioned below. As at March 31, 2019 and March 31, 2018, the estimated recoverable amount of the CGU exceeded its carrying amount.

The key assumptions used for the calculations are as follows:

(in %)
	March 31, 2019	March 31, 2018
Long term growth rate	8-10	8-10
Operating margins	17-20	17-20
Discount rate	12.5	13.5

The above discount rate is based on the Weighted Average Cost of Capital (WACC) of the Company. The management believes that any reasonable possible changes in the key assumptions would not cause the carrying amount to exceed the recoverable amount of the cash generating unit.

2.8.2 Intangible assets

Accounting policy

Intangible assets are stated at cost less accumulated amortization and impairment. Intangible assets are amortized over their respective individual estimated useful lives on a straight-line basis, from the date that they are available for use. The estimated useful life of an identifiable intangible asset is based on a number of factors including the effects of obsolescence, demand, competition, and other economic factors (such as the stability of the industry, and known technological advances. Amortization methods and useful lives are reviewed periodically including at each financial year end.

Research costs are expensed as incurred. Software product development costs are expensed as incurred unless technical and commercial feasibility of the project is demonstrated, future economic benefits are probable, the Company has an intention and ability to complete and use or sell the software and the costs can be measured reliably. The costs which can be capitalized include the cost of material, direct labour, overhead costs that are directly attributable to preparing the asset for its intended use.

Impairment

Intangible assets are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. In such cases, the recoverable amount is determined for the CGU to which the asset belongs.

If such assets are considered to be impaired, the impairment to be recognized in the net profit in the statement of comprehensive income is measured by the amount by which the carrying value of the assets exceeds the estimated recoverable amount of the asset. An impairment loss is reversed in the net profit in the statement of comprehensive income if there has been a change in the estimates used to determine the recoverable amount. The carrying amount of the asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortization) had no impairment loss been recognized for the asset in prior years.

Following are the changes in the carrying value of acquired intangible assets for fiscal 2019:

				(Dollars in millions)
	Customer related	Software related	Land use rights related	Marketing related	Others	Total
Gross carrying value as of April 1, 2018	68	3	11	4	4	90
Additions during the period	—	1	—	—	—	1
Acquisition through business combination (Refer note no. 2.9)	47	—	—	5	9	61
Reclassified under assets held for sale (Refer note no. 2.9)	24	60	—	6	—	90
Translation differences	(3)	—	(1)	(1)	(1)	(6)
Gross carrying value as of March 31, 2019	136	64	10	14	12	236
Accumulated amortization as of April 1, 2018	(44)	(3)	(1)	(2)	(2)	(52)
Amortization expense	(16)	(13)	—	(1)	(2)	(32)
Reduction in value (Refer note no. 2.9)	(13)	—	—	—	—	(13)
Reclassified under assets held for sale (Refer note no. 2.9)	(9)	(28)	—	(3)	—	(40)
Translation differences	1	—	—	—	—	1
Accumulated amortization as of March 31, 2019	(81)	(44)	(1)	(6)	(4)	(136)
Carrying value as of March 31, 2019	55	20	9	8	8	100
Carrying value as of April 1, 2018	24	—	10	2	2	38
Estimated Useful Life (in years)	1-10	3-8	50	5-10	3-5
Estimated Remaining Useful Life (in years)	0-7	1	42	2-8	2-3

Following are the changes in the carrying value of acquired intangible assets for fiscal 2018:

					(Dollars in millions)
	Customer related	Software related	Sub- contracting right related	Land use rights related	Marketing related	Others	Total
Gross carrying value as of April 1, 2017	116	62	3	10	14	10	215
Addition through business combination (refer note no. 2.9)	2	—	—	—	—	—	2
Deletion/ retirals	(27)	—	(3)	—	(4)	(5)	(39)
Reclassified under assets held for sale (Refer note no. 2.9)	(24)	(60)	—	—	(6)	—	(90)
Translation differences	1	1	—	1	—	(1)	2
Gross carrying value as of March 31, 2018	68	3	—	11	4	4	90
Accumulated amortization as of April 1, 2017	(59)	(19)	(3)	(1)	(7)	(6)	(95)
Amortization expense	(20)	(12)	—	—	(2)	(1)	(35)
Deletion/ retirals	27	—	3	—	4	5	39
Reclassified under assets held for sale (Refer note no. 2.9)	9	28	—	—	3	—	40
Translation differences	(1)	—	—	—	—	—	(1)
Accumulated amortization as of March 31, 2018	(44)	(3)	—	(1)	(2)	(2)	(52)
Carrying value as of March 31, 2018	24	—	—	10	2	2	38
Carrying value as of April 1, 2017	57	43	—	9	7	4	120
Estimated Useful Life (in years)	2-10	—	—	50	5	5
Estimated Remaining Useful Life (in years)	1-5	—	—	43	3	3

Following are the changes in the carrying value of acquired intangible assets for fiscal 2017:

					(Dollars in millions)
	Customer related	Software related	Sub- contracting right related	Land use rights related	Marketing related	Others	Total
Gross carrying value as of April 1, 2016	117	62	3	11	14	10	217
Translation differences	(1)	—	—	(1)	—	—	(2)
Gross carrying value as of March 31, 2017	116	62	3	10	14	10	215
Accumulated amortization as of April 1, 2016	(46)	(9)	(3)	(1)	(5)	(4)	(68)
Amortization expense	(14)	(9)	—	—	(2)	(3)	(28)
Translation differences	1	(1)	—	—	—	1	1
Accumulated amortization as of March 31, 2017	(59)	(19)	(3)	(1)	(7)	(6)	(95)
Carrying value as of March 31, 2017	57	43	—	9	7	4	120
Carrying value as of April 1, 2016	71	53	—	10	9	6	149
Estimated Useful Life (in years)	3-10	5-8	—	50	3-10	3-5
Estimated Remaining Useful Life (in years)	1-6	3-6	—	44	1 -8	1-4

The amortization expense has been included under depreciation and amortization expense in the consolidated statement of comprehensive income.

During fiscal 2017, the management based on an internal evaluation reassessed the remaining useful life of certain software technology assets acquired as a part of business combinations. Accordingly, the remaining useful life of the said asset which was 8 years has been revised to 3 years. Amortization expense for fiscal 2017 is higher by $3 million due to the revision.

The aggregate amortization expense is included in cost of sales in the consolidated statement of comprehensive income.

Research and development expense recognized in the consolidated statement of comprehensive income, for the years ended March 31, 2019, 2018 and 2017 were $110 million, $116 million and $118 million, respectively.